Long Term Debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2016	Dec. 31, 2020	Dec. 31, 2019
Long Term Debt (Details) [Line Items]
Loan amount		$ 13,352	$ 15,540
Description of financial covenants	a.Total equity attributable to Magic Software Enterprises shareholders shall not be lower than $ 100,000 at all times; b. The Company’s consolidated cash and cash equivalent and marketable securities available for sales shall not be less than $ 10,000; c. The ratio of the Company’s consolidated total financial debts to consolidated total assets will not exceed 50%; d. The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1; and e.The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.
Israeli institutional corporation [Member] | Long-term Debt [Member]
Long Term Debt (Details) [Line Items]
Loan amount	$ 31,356
Final payment due date	Nov. 02, 2023
Fixed interest rate	2.60%